INVENTORY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cost Of Sales	$ 8,175	$ 5,468	$ 16,149	$ 11,774
Wrote down material and supplies inventory			$ 82